Warrant Liabilities (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Aug. 30, 2017	Aug. 30, 2012
Warrant Liabilities [Abstract]
Number of shares called by warrants				977,063
Warrant liabilities	$ 70,785			$ 1,525,000
Amount of adjustment of estimated fair value	$ 70,785
Number of warrants exercised		182,534
Number of warrants expired			353,716